7. INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense	$ 173,331	$ 72,222